Financial Instruments - Schedule of Book Value of the Monetary Assets and Monetary Liabilities Denominated in Foreign Currency (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Book Value of the Monetary Assets and Monetary Liabilities Denominated in Foreign Currency [Abstract]
Short - term assets	$ 32,284,966	$ 34,445,748
Short - term liabilities	3,435,207	9,986,432
Net monetary asset position in foreign currency	28,849,759	24,459,316
Equivalent in U.S. Dollars (thousands)	$ 1,606,978	$ 1,192,538